TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses dated May 1, 2017, as supplemented and the

Currently Effective Statement of Additional Information, dated May 1, 2017

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Transamerica Aegon U.S. Government Securities VP

The following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Aegon U.S. Government Securities VP under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment manager:

Management:

Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC

Portfolio Managers:

Calvin Norris, CFA	Portfolio Manager	since 2014
Tyler A. Knight, CFA	Portfolio Manager	since 2014
Charles Foster, CFA	Portfolio Manager	since 2014
Doug Weih, CFA	Portfolio Manager	since 2011
Bradley D. Doyle, CFA	Portfolio Manager	since 2017

The following replaces the information in the Prospectus for Transamerica Aegon U.S. Government Securities VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Aegon U.S. Government Securities VP

Name	Sub-Adviser	Positions Over Past Five Years
Calvin Norris, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 1992

Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2008

Charles Foster, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003

Doug Weih, CFA	Aegon USA Investment Management, LLC

Portfolio Manager of the portfolio since 2011;

Portfolio Manager with Aegon USA Investment

Management, LLC since 2003; Director of Public

Securitized Bonds since 2009 and Co-Head of Public Fixed Income since 2017

Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment-Grade Credit

The following replaces the applicable information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Aegon USA Investment Management, LLC (“AUIM”)”:

Transamerica Aegon U.S. Government Securities VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Calvin Norris, CFA	3	$1.87 billion	1	$2.73 billion	18	$15.83 billion
Tyler A. Knight, CFA	8	$5.82 billion	0	$ 0	10	$11.91 billion
Charles Foster, CFA	0	$ 0	0	$ 0	2	$9.85 billion
Doug Weih, CFA	7	$7.17 billion	1	$342 million	12	$12.09 billion
Bradley D. Doyle, CFA*	5	$4.63 billion	1	$423 million	21	$45.09 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Calvin Norris, CFA	0	$0	0	$0	0	$0
Tyler A. Knight, CFA	0	$0	0	$0	0	$0
Charles Foster, CFA	0	$0	0	$0	0	$0
Doug Weih, CFA	0	$0	0	$0	0	$0
Bradley D. Doyle, CFA*	0	$0	0	$0	0	$0

*	As of March 31, 2017.

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Transamerica Multi-Managed Balanced VP

The following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Multi-Managed Balanced VP relating to Aegon USA Investment Management, LLC under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment manager:

Management:

Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC

Portfolio Managers:

Brian W. Westhoff, CFA	Portfolio Manager	since 2014
Doug Weih, CFA	Portfolio Manager	since 2014
Bradley D. Doyle, CFA	Portfolio Manager	since 2015
Tyler A. Knight, CFA	Portfolio Manager	since 2015
Sivakumar Nagarajan	Portfolio Manager	since 2017

The following replaces the information in the Prospectus for Transamerica Multi-Managed Balanced VP relating to Aegon USA Investment Management, LLC under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Multi-Managed Balanced VP

Name	Sub-Adviser	Positions Over Past Five Years
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC from 2005 – 2011

Doug Weih, CFA	Aegon USA Investment Management, LLC

Portfolio Manager of the portfolio since 2014;

Portfolio Manager with Aegon USA Investment

Management, LLC since 2003; Director of Public

Securitized Bonds since 2009 and Co-Head of Public Fixed Income since 2017

Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment-Grade Credit

Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008

Sivakumar Nagarajan	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2007

The following replaces the applicable information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Aegon USA Investment Management, LLC (“AUIM”)”:

Transamerica Multi-Managed Balanced VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Brian W. Westhoff, CFA	6	$6.63 billion	2	$820 million	21	$4.30 billion
Doug Weih, CFA	7	$7.21 billion	1	$342 million	12	$12.09 billion
Bradley D. Doyle, CFA	5	$3.85 billion	1	$342 million	20	$43.82 billion
Tyler A. Knight, CFA	8	$5.87 billion	0	$ 0	10	$11.91 billion
Sivakumar Nagarajan*	3	$3.55 billion	0	$ 0	7	$1.9 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Brian W. Westhoff, CFA	0	$0	0	$0	0	$0
Doug Weih, CFA	0	$0	0	$0	0	$0
Bradley D. Doyle, CFA	0	$0	0	$0	0	$0
Tyler A. Knight, CFA	0	$0	0	$0	0	$0
Sivakumar Nagarajan*	0	$0	0	$0	0	$0

*	As of March 31, 2017.

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Investors Should Retain this Supplement for Future Reference

May 24, 2017